Shareholder Report, Line Graph (Details) LMF0300_BrandywineGLOBAL - Flexible Bond Fund_Class C_TSR Annual {Class C} - USD ($)										12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name										Class C (with sales charge)
Accumulated Value	$ 10,110	$ 9,689	$ 9,548	$ 9,509	$ 9,146	$ 8,761	$ 8,954	$ 9,932	$ 10,000	$ 10,440
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value	$ 9,670	$ 9,296	$ 9,116	$ 9,181	$ 8,882	$ 8,700	$ 8,966	$ 10,001	$ 10,000	$ 9,974